Expense Example, No Redemption - FidelityAdvisorEquityValueFund-AMCIZPRO - FidelityAdvisorEquityValueFund-AMCIZPRO - Fidelity Advisor Equity Value Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Equity Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	926
5 Years	1,187
10 Years	1,931
Fidelity Advisor Equity Value Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	611
5 Years	1,058
10 Years	2,093
Fidelity Advisor Equity Value Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	784
5 Years	1,104
10 Years	2,009
Fidelity Advisor Equity Value Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	294
5 Years	515
10 Years	1,150
Fidelity Advisor Equity Value Fund - Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	247
5 Years	433
10 Years	$ 973